May 4, 2005


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C. 20549

ATTN: Office of Filings, Information and Consumer Services

RE:  Matthews International Funds (the "Trust")
     File Nos. 33-78960/811-08510


To the Staff of the Commission:

As counsel to the Trust and in accordance with Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify the following:

a.	the form of prospectus and statement of additional
information that would have been filed under paragraph
(c) of Rule 497 under the Securities Act would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment
to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2005 and became effective immediately.

Kindly direct any questions concerning this filing to the undersigned personally at (415) 856-7086.

Sincerely yours,


/s/ Nicole Gerrard
Nicole Gerrard
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
San Francisco, California 94105